Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	$ (24,201,009)	$ (21,299,361)	$ (16,688,096)
Cash flows	(1,021,182)	2,301,449	234,107
(Financial) Revenue	(1,372,320)	(1,450,403)	(589,529)
Non-cash transactions	560,191	(3,752,694)	(4,255,843)
Ending balance	(26,034,320)	(24,201,009)	(21,299,361)
Loans and financing [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(17,700,148)
Cash flows	(907,975)
(Financial) Revenue	(1,322,258)
Non-cash transactions	(68,756)
Ending balance	(19,999,137)	(17,700,148)
Lease liability [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(1,721,833)
Cash flows	354,947
(Financial) Revenue	(70,277)
Non-cash transactions	(404,064)
Ending balance	(1,841,227)	(1,721,833)
Derivative liabilities [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	1,267
Cash flows	12,745
(Financial) Revenue	(8,639)
Non-cash transactions	(61,829)
Ending balance	(56,456)	1,267
Margin cash [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	130,209
Cash flows	(26,602)
(Financial) Revenue	28,854
Non-cash transactions
Ending balance	132,461	130,209
Profit reserves [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(4,264,534)
Cash flows	(447,979)
(Financial) Revenue
Non-cash transactions	1,125,294
Ending balance	(3,587,219)	(4,264,534)
Non-controlling interest [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(645,970)
Cash flows	(6,318)
(Financial) Revenue
Non-cash transactions	(30,454)
Ending balance	(682,742)	(645,970)
Loans and financing [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(17,700,148)	(16,578,829)
Cash flows		187,123
(Financial) Revenue		(1,141,271)
Non-cash transactions		(167,171)
Ending balance		(17,700,148)	(16,578,829)
Lease liability [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(1,721,833)	(1,506,043)
Cash flows		434,488
(Financial) Revenue		(75,883)
Non-cash transactions		(574,395)
Ending balance		(1,721,833)	(1,506,043)
Derivative liabilities [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	1,267	(10,444)
Cash flows		261,739
(Financial) Revenue		(250,028)
Non-cash transactions
Ending balance		1,267	(10,444)
Margin cash [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	130,209	223,162
Cash flows		(109,732)
(Financial) Revenue		16,779
Non-cash transactions
Ending balance		130,209	223,162
Treasure Shares [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		619,298
Cash flows		551,888
(Financial) Revenue
Non-cash transactions		(1,171,186)
Ending balance			619,298
Profit reserves [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	(4,264,534)	(3,385,709)
Cash flows		872,802
(Financial) Revenue
Non-cash transactions		(1,751,627)
Ending balance		(4,264,534)	(3,385,709)
vNon-controlling interest [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance	$ (645,970)	(660,796)
Cash flows		103,141
(Financial) Revenue
Non-cash transactions		(88,315)
Ending balance		(645,970)	(660,796)
Loans and financing two [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(16,578,829)	(12,682,415)
Cash flows			(3,064,966)
(Financial) Revenue			(670,660)
Non-cash transactions			(160,788)
Ending balance			(16,578,829)
Lease liability [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(1,506,043)	(1,174,686)
Cash flows			359,893
(Financial) Revenue			(25,066)
Non-cash transactions			(666,184)
Ending balance			(1,506,043)
Derivative liabilities [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(10,444)	(5,027)
Cash flows			(29,742)
(Financial) Revenue			19,080
Non-cash transactions			5,245
Ending balance			(10,444)
Margin cash [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		223,162
Cash flows			136,045
(Financial) Revenue			87,117
Non-cash transactions
Ending balance			223,162
Treasure shares [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		619,298	107,550
Cash flows			1,922,142
(Financial) Revenue
Non-cash transactions			(1,410,394)
Ending balance			619,298
Profit reserves [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		(3,385,709)	(2,273,080)
Cash flows			905,378
(Financial) Revenue
Non-cash transactions			(2,018,007)
Ending balance			(3,385,709)
Non-controlling interest [Member]
Loans and Financing (Details) - Schedule of Movement of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Beginning balance		$ (660,796)	(660,438)
Cash flows			5,357
(Financial) Revenue
Non-cash transactions			(5,715)
Ending balance			$ (660,796)